Other (Income) Expense, Net (Tables)	12 Months Ended
Dec. 31, 2017
Component of Operating Income [Abstract]
Schedule of components of other income, net
The components of Other (income) expense, net for the for the years ended December 31, 2017, 2016 and 2015 are as follows (in thousands):

	2017	2016	2015
Foreign currency (gain) loss, net	$(2,801)	$2,991	(23,058)
Equity loss (earnings) from investments accounted for under the equity method, net	898	(1,190)	3,217
Other-than-temporary impairment of equity investment	—	—	18,869
Legal settlement	—	—	(12,500)
Costs associated with unused financing commitments	—	—	78,352
Other miscellaneous, net	(15,120)	(2,139)	(1,189)
Other (income) expense, net	$(17,023)	$(338)	$63,691